OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of other accounts receivable [Abstract]
Disclosure of detailed information about other current assets [Table Text Block]
	December 31,
	2025	2024

Prepaid expenses	$114	$191
Advances to suppliers	2,073	2,352
Government authorities	947	1,450
Former non-independent director	839	839
Shareholders (see Note 22A below)	129	134
Loans receivables	-	177
Other receivables	214	276

	$4,316	$5,419